GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel $ / shares	Jan. 01, 2019 USD ($)	Sep. 30, 2017 vessel
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			$ 0	$ 260	$ (312)
Number of vessels sold and leased back | vessel	8
Accounting Standards Update 2016-02 [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Deferred gain from sale of leaseback transaction						$ 2,500
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			0	258	258
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			$ 0	2	$ (570)
Panamax Vessel [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Cash consideration				$ 14,700
Supramax Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ (600)
Cash consideration		$ 135,100
Number of vessels sold | vessel		6			6		6
Number of vessels sold under partial share consideration | vessel		1
Consideration shares received (in shares) | shares		910,802
Share Price (in dollars per share) | $ / shares		$ 7.4			$ 7.4